SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Significant Risks and Uncertainties) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) customer	Dec. 31, 2017 CNY (¥) customer	Dec. 31, 2016 CNY (¥) customer	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Significant Risks and Uncertainties
Cash and cash equivalents	$ 285,443		¥ 968,225	¥ 846,120	¥ 1,857,175
Net revenue	851,998	¥ 5,543,350	3,237,991	1,313,639
Increase in stockholders' equity	282,043		1,177,115		1,835,056
ASU 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
Significant Risks and Uncertainties
Increase in stockholders' equity	$ 300,000				2,000,000
Customer concentration risk
Significant Risks and Uncertainties
Insurance limit covering deposits at each bank					500
Cash and cash equivalents | Foreign currency risk | RMB
Significant Risks and Uncertainties
Cash and cash equivalents			564,240		¥ 1,546,094
Representing greater than 10% of total net revenue from single customer | Customer concentration risk
Significant Risks and Uncertainties
Net revenue		¥ 0	¥ 0	¥ 0
Representing greater than 10% of accounts receivable | Customer concentration risk
Significant Risks and Uncertainties
Number of customers | customer	0	0	0